WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2012	Aug. 31, 2012
WARRANTS [Abstract]
Schedule of Warrants Carried at Fair Value
	Fair value measurements at reporting date using
	Level 3	Total
Warrants -
August 31, 2012	$637,182	$637,182

	Fair value measurements at reporting date using
	Level 3	Total
Warrants -
August 31, 2012	$637,182	$637,182

Schedule of Liabilities Measured at Fair Value Using Significant Unobservable Inputs
Three months ended November 30
2012
Carrying value at the beginning of the period	$637,182
Additional warrant liabilities granted	28,344
Changes in fair value of warrant liabilities	(44,699)
Exchange of warrants	(620,827)
Carrying value at the end of the period	$-

August 31
2012
Carrying value at the beginning of the period	-
Additions	$494,478
Changes in fair value of warrant liabilities	142,704
Carrying value at the end of the period	$637,182